Related Parties (Details) - USD ($)												3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 25, 2025	Feb. 28, 2025	Dec. 24, 2024	Nov. 30, 2024	Nov. 21, 2024	Nov. 20, 2024	Apr. 18, 2024	Dec. 29, 2023	Oct. 18, 2023	May 03, 2023	Mar. 13, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Line Items]
Agreement amount										$ 5,000,000
Unpaid amount																$ 8,000	$ 8,000
Executive to receive																5,883,000	1,442,000
Severance payment					$ 221,000
Payment in merger agreement			$ 574,000
Issuance of Advance Shares, net of issuance costs (in Shares)		5,000
Annual base fee	$ 300,000
Promissory Note [Member]
Related Parties [Line Items]
Principal amount									$ 6,000,000
Executive [Member]
Related Parties [Line Items]
Deferred wages				$ 221,000		$ 221,000
Board of Directors [Member]
Related Parties [Line Items]
Agreement amount											$ 5,000,000
Accrued interest										$ 18,000
Restricted Stock Units (RSUs) [Member]
Related Parties [Line Items]
Issuance of Advance Shares, net of issuance costs (in Shares)	16,667
Related Party [Member]
Related Parties [Line Items]
Agreement amount												$ 0	$ 0	$ 0	$ 146,000
Unpaid amount												$ 189,000		$ 189,000		189,000
Accrued interest																3,000
Related Party [Member] | New Consulting Agreement [Member]
Related Parties [Line Items]
Agreement amount																83,000	250,000
Unpaid amount																21,000	$ 21,000
Chief Executive Officer [Member]
Related Parties [Line Items]
Executive to receive																$ 1,997,000
Chief Executive Officer [Member] | Separate Promissory Note Agreement [Member]
Related Parties [Line Items]
Executive to receive							$ 2,158,000
Maximum [Member] | Promissory Note [Member]
Related Parties [Line Items]
Principal amount								$ 176,000
Minimum [Member] | Promissory Note [Member]
Related Parties [Line Items]
Principal amount								$ 124,000